Securities Act Registration No. 333-181176
Investment Company Act Registration No. 811-22696
As filed with the Securities and Exchange Commission on July 16, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 25	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 28	☒
 (Check appropriate box or boxes.)

Compass EMP Funds Trust
(Exact Name of Registrant as Specified in Charter)

17605 Wright Street
Omaha, NE 68130
(Address of Principal Executive Offices including zip code)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With copy to:
JoAnn M. Strasser, Thompson Hine LLP 41 South High Street, 17th Floor Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on ____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 Explanatory Note: This Post-Effective Amendment (“PEA”) No. 25 to the Registration Statement of Compass EMP Funds Trust (the “Trust”) on Form N-1A hereby incorporates by reference Parts A, B and C from the Trust’s PEA No. 24 on Form N-1A filed June 27, 2014.  This PEA No. 25 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in PEA No. 24 to the Trust’s Registration Statement.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Brentwood and State of Tennessee on the 16th day of July, 2014.

COMPASS EMP FUNDS TRUST

By: /s/ Robert W. Walker
Robert W. Walker
Treasurer, Principal Financial Officer

        Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the 16th day of July, 2014.

Signature	Title
/s/ Stephen M. Hammers* Stephen M. Hammers	President (Principal Executive Officer)
/s/ Robert W. Walker Robert W. Walker	Treasurer (Principal Financial Officer)
/s/ Donald T. Benson* Donald T. Benson	Trustee
/s/ John M. Gering* John M. Gering	Trustee
/s/ Ottis E. Mims* Ottis E. Mims	Trustee
/s/ David Moore* David Moore	Trustee
*By: /s/ Robert W. Walker Robert W. Walker
Attorney-in-Fact pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE